RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS - Additional Information (Details) - Foresight Acquisition Corp [Member] - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Temporary Equity, Redemption Price Per Share	$ 10.00
Minimum [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net tangible assets required for consummation of business combination	$ 5,000,001	$ 5,000,001